Provisions for contingencies (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Other provisions, contingent liabilities and contingent assets [Abstract]
Possible losses	R$ 160,699	R$ 77,724